UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21946

Old Field Fund, LLC

(Exact name of registrant as specified in charter)

733 Third Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-532-3651

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Quarterly Report (unaudited)

June 30, 2012

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds

June 30, 2012 (unaudited)

Old Field Fund, LLC (the “Fund”) acts as a feeder fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in Old Field Fund, LDC (the “Offshore Feeder Fund”), which is a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Feeder Fund, in turn, invests all or substantially all of its investable assets in Old Field Master Fund, LLC (the “Master Fund”). In the Fund’s structure, the Offshore Feeder Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Master Fund’s schedule of investments in investment funds is listed below.

Investment Strategy/Name	First Acquisition Date	Number of Shares	Cost	Fair Value	Percentage of Members’ Equity[1]	% in Side Pockets[2]	Liquidity[3]	Expiration Date of Lock- Up Period[4]
Distressed:
Credit Distressed Blue Line Offshore Fund, Ltd.	12/1/2009	55	$73,594	$88,390	3.23%	–	Quarterly[12]	N/A

Total Distressed			73,594	88,390	3.23%

Event Driven:
Altima Global Special Situations Fund, Ltd.	5/1/2008	7	-	4,279	0.16%	100.00%	Monthly	N/A
Montrica Global Opportunities Fund	2/1/2007	666	56,974	38,058	1.39%	100.00%	N/A11	N/A
Perry Partners International, Inc.	5/1/2007	1,026	82,749	108,916	3.98%	100.00%	N/A9	N/A

Total Event Driven			139,723	151,253	5.53%

Fixed Income Relative Value:
The Drake Absolute Return Fund, Ltd.	2/1/2007	91	179,612	126,396	4.62%	–	Quarterly[6]	N/A

Total Fixed Income Relative Value			179,612	126,396	4.62%

Fundamental Market Neutral:
Level Global Overseas, Ltd.	4/1/2011	31	14,085	16,418	0.60%	–	Quarterly	N/A

Total Fundamental Market Neutral:			14,085	16,418	0.60%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.	8/1/2008	784	102,535	75,061	2.75%	100.00%	N/A9	N/A
Broad Peak Fund, Ltd.	1/1/2010	7	14,495	1,109	0.04%	–	Quarterly[10]	8

Total Multi-Strategy Relative Value			117,030	76,170	2.79%

Structured Credit:
Cerberus International SPV, Ltd.[7]	9/1/2007	927	1,165,408	1,219,580	44.61%	100.00%	N/A9	N/A
CPIM Structured Credit Fund 1000 Inc.	2/1/2007	3,175	359,374	38,114	1.40%	–	Quarterly[6]	N/A
Dune Capital International, Ltd.	2/1/2007	–	264,984	91,849	3.36%	–	Semi- Annually[6]	N/A
Petra Offshore Fund L.P.*	2/1/2007	–	1,400,000	–	0.00%	–	Quarterly[5]	N/A
Sorin Offshore Fund, Ltd.	2/1/2008	10	11,296	12,173	0.45%	–	Quarterly[6]	N/A

Total Structured Credit			3,201,062	1,361,716	49.82%

Total Investments in Investment Funds			$3,725,106	$1,820,343	66.59%

[1]	Percentages are based on members’ equity at end of period of $2,733,677.
[2]	Percentages of assets invested in side pockets.
[3]	Available frequency of redemptions after initial lock-up period.
[4]	The Expiration Date of Lock-Up Period relates to the earliest date after June 30, 2012 that redemption from Investment Funds is available. Redemptions from Investment Funds may be subject to fees.
[5]	Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.
[6]	Investment fund is in the process of an orderly wind-down with the return of capital to investors. The Fund can not estimate when the wind-down will be completed.
[7]

On September 30, 2009, the investment in Cerberus International, Ltd. (the “Original Invested Company”) was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities, assets and liabilities (excluding deferred incentive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares. The Investment Fund is liquidating its assets, hence all redemptions are suspended.

[8]	Class S – Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.
[9]	The Fund’s remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.
[10]	25% Fund level gate.
[11]

Investment at June 30, 2012 represents the Fund’s investment in special situation shares (“SSS”). The SSS are not redeemable at the option of the holder. The Fund can not estimate when the shares will be redeemed.

12	Fund has suspended redemptions effective December 31, 2011 and commenced voluntary wind-down of the Fund on April 1, 2012.
*	See Note B [4] in the Annual Report dated March 31, 2012 – Investments valuation and revenue recognition.

At June 30, 2012, the aggregate cost of investments for tax purposes was $3,725,106. Net unrealized depreciation on investments for tax purposes was $(1,904,763), consisting of $102,624 of gross unrealized appreciation and $(2,007,387) of gross unrealized depreciation.

Amounts designated as “–” are either $0 or have been rounded down to $0.

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds

June 30, 2012 (unaudited)

The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents - money market	$520,679	$–	$–	$520,679
Investments in investment funds:
Distressed	–	–	88,390	88,390
Event Driven	–	–	151,253	151,253
Fixed Income Relative Value	–	–	126,396	126,396
Fundamental Market Neutral	–	–	16,418	16,418
Multi-Strategy Relative Value	–	–	76,170	76,170
Structured Credit	–	–	1,361,716	1,361,716

Total Assets	$520,679	$–	$1,820,343	$2,341,022

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Investment Funds	Distressed	Event Driven	Fixed Income Relative Value	Fundamental Market Neutral	Multi-Strategy Relative Value	Structured Credit

Balance as of 4/1/12	$1,931,098	$113,738	$151,043	$125,105	$16,501	$133,976	$1,390,735
Realized gain (loss)	(13,443)	(14,409)	367	–	–	–	599
Change in unrealized appreciation (depreciation)	(74,123)	(1,756)	1,495	1,291	(83)	(57,806)	(17,264)
Net Purchases	–	–	–	–	–	–	–
Net Sales	(23,189)	(9,183)	(1,652)	–	–	–	(12,354)
Transfers into Level 3	–	–	–	–	–	–	–

Balance as of 6/30/12	$1,820,343	$88,390	$151,253	$126,396	$16,418	$76,170	$1,361,716

Net change in unrealized gain/(loss) relating to investments held at 6/30/12	$(74,123)	$(1,756)	$1,495	$1,291	$(83)	$(57,806)	$(17,264)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Fund, LLC

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, President

Date: August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, Principal Executive Officer

Date: August 23, 2012

By (Signature and Title)*	/s/ Thomas J. Modzelewski
Thomas J. Modzelewski, Principal Financial Officer

Date: August 23, 2012

* Print the name and title of each signing officer under his or her signature.